DISPOSAL OF SUBSIDIARY - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments			$ 9,497	$ 5,187	$ 4,458
Disposal of subsidiaries	$ 55
Cixi Hollysys [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments		$ 7,271
Cixi Hollysys [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments		$ 12,093